Shareholder Report, Holdings (Details)	Nov. 30, 2024
C000021763 [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000021763 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000021763 [Member] | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000021763 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000021763 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000021763 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000021763 [Member] | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000021763 [Member] | Collateralized Mortgage Obligations Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000021763 [Member] | Building Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000021763 [Member] | Aerospace Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000021763 [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000021763 [Member] | Repurchase Agreements Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000021763 [Member] | US Government Corporations and Agencies Securities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000021763 [Member] | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000021763 [Member] | Other Asset Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000021763 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000021763 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	61.30%
C000021763 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000021763 [Member] | Corporate Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000021763 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000021763 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000021763 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000021763 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000021764 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000021764 [Member] | Other assets less liabilities Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.20%)
C000021764 [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000021764 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000021764 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000021764 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000021764 [Member] | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000021764 [Member] | Aerospace Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000021764 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000021764 [Member] | Oil and Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000021764 [Member] | Food [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000021764 [Member] | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000021764 [Member] | Auto Manufacturers [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000021764 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000021764 [Member] | Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000021764 [Member] | Short Term Investments Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000021764 [Member] | Commercial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000021764 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000021764 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000021764 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000021764 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000021764 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000021764 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000021764 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000021764 [Member] | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000021764 [Member] | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000021764 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000021764 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000021764 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	22.60%
C000021764 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000021764 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.80%
C000021764 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000021764 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.20%)
C000021764 [Member] | Unaffiliated Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000021765 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.60%
C000021765 [Member] | Baa [Member]
Holdings [Line Items]
Percent of Total Investments	11.20%	[1]
C000021765 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	41.70%	[1]
C000021765 [Member] | Ba [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%	[1]
C000021765 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%	[1]
C000021765 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%	[1]
C000021765 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	10.80%	[1]
C000021765 [Member] | Caa [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%	[1]
C000021765 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	18.60%	[1]
C000021765 [Member] | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000021765 [Member] | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000021765 [Member] | Oil and Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000021765 [Member] | Food [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000021765 [Member] | Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000021765 [Member] | Commercial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000021765 [Member] | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000021765 [Member] | Distribution Wholesale [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000021765 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000021765 [Member] | Energy Alternate Sources [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000021765 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000021765 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000021765 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000021765 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	38.70%
C000021765 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000021765 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000021765 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000021765 [Member] | UNITED ARAB EMIRATES
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000021765 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.60%
C000021765 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000021765 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000021765 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.80%
C000021766 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000021766 [Member] | Other assets less liabilities Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.90%)
C000021766 [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000021766 [Member] | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000021766 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000021766 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000021766 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000021766 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000021766 [Member] | Short Term Investments Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000021766 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000021766 [Member] | Apparel [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000021766 [Member] | Electrical Components And Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000021766 [Member] | Machinery Diversified [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000021766 [Member] | Healthcare Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000021766 [Member] | Media [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000021766 [Member] | Cosmetics Personal Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000021766 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000021766 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000021766 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000021766 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000021766 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000021766 [Member] | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000021766 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000021766 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000021766 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000021766 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000021766 [Member] | LUXEMBOURG
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000021766 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000021766 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000021766 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	96.90%
C000021766 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000021766 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.90%)
C000021766 [Member] | Private Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000021768 [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000021768 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000021768 [Member] | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000021768 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000021768 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000021768 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000021768 [Member] | Commercial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000021768 [Member] | Apparel [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000021768 [Member] | Electrical Components And Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000021768 [Member] | Machinery Diversified [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000021768 [Member] | Healthcare Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000021768 [Member] | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000021768 [Member] | Electronics [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000021768 [Member] | Household Products Wares [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000021768 [Member] | REITS [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000021768 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.40%
C000021768 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000021768 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000021769 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000021769 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000021769 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000021769 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000021769 [Member] | Building Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000021769 [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000021769 [Member] | Oil and Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000021769 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000021769 [Member] | Commercial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000021769 [Member] | Machinery Diversified [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000021769 [Member] | Healthcare Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000021769 [Member] | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000021769 [Member] | Electronics [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000021769 [Member] | REITS [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000021769 [Member] | Engineering And Construction [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000021769 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000021769 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.70%
C000021769 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000021769 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
C000021770 [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000021770 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000021770 [Member] | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000021770 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000021770 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000021770 [Member] | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000021770 [Member] | Aerospace Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000021770 [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000021770 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000021770 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000021770 [Member] | Commercial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000021770 [Member] | Healthcare Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000021770 [Member] | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000021770 [Member] | Electronics [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000021770 [Member] | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000021770 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.80%
C000021770 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000021770 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000021772 [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.10%
C000021772 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000021772 [Member] | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000021772 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000021772 [Member] | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000021772 [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000021772 [Member] | Repurchase Agreements Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000021772 [Member] | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000021772 [Member] | Auto Manufacturers [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000021772 [Member] | Commercial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000021772 [Member] | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000021772 [Member] | Healthcare Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000021772 [Member] | Media [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000021772 [Member] | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000021772 [Member] | Beverages [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000021772 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000021772 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.80%
C000021772 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000021772 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000021773 [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.10%
C000021773 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.80%
C000021773 [Member] | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000021773 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000021773 [Member] | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000021773 [Member] | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000021773 [Member] | Auto Manufacturers [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000021773 [Member] | Short Term Investments Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000021773 [Member] | Commercial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000021773 [Member] | Media [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000021773 [Member] | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000021773 [Member] | Electronics [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000021773 [Member] | Machinery Construction And Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000021773 [Member] | Toys Games Hobbies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000021773 [Member] | Healthcare Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000021773 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.10%
C000021773 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000021773 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000021773 [Member] | Convertible Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000021774 [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000021774 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000021774 [Member] | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000021774 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000021774 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000021774 [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000021774 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000021774 [Member] | Auto Manufacturers [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000021774 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000021774 [Member] | Commercial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000021774 [Member] | Healthcare Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000021774 [Member] | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000021774 [Member] | Engineering And Construction [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000021774 [Member] | Beverages [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000021774 [Member] | Unaffiliated Investment Companies Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000021774 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.20%
C000021774 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000021774 [Member] | Unaffiliated Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000021774 [Member] | Convertible Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000021776 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000021776 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000021776 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000021776 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000021776 [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000021776 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000021776 [Member] | Oil and Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000021776 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000021776 [Member] | Commercial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000021776 [Member] | Machinery Diversified [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000021776 [Member] | Healthcare Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000021776 [Member] | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000021776 [Member] | Electronics [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000021776 [Member] | REITS [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000021776 [Member] | Engineering And Construction [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000021776 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000021776 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.60%
C000021776 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000021776 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.60%)
C000021777 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000021777 [Member] | Other assets less liabilities Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000021777 [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000021777 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000021777 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000021777 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000021777 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000021777 [Member] | Oil and Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000021777 [Member] | Food [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000021777 [Member] | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000021777 [Member] | Auto Manufacturers [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000021777 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000021777 [Member] | Commercial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000021777 [Member] | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000021777 [Member] | Healthcare Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000021777 [Member] | Electronics [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000021777 [Member] | Engineering And Construction [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000021777 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000021777 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000021777 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000021777 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000021777 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000021777 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000021777 [Member] | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000021777 [Member] | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000021777 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000021777 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	23.10%
C000021777 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000021777 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000021777 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.30%
C000021777 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000021777 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000021778 [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000021778 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000021778 [Member] | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000021778 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000021778 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000021778 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000021778 [Member] | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000021778 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000021778 [Member] | Oil and Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000021778 [Member] | Auto Manufacturers [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000021778 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000021778 [Member] | Healthcare Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000021778 [Member] | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000021778 [Member] | REITS [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000021778 [Member] | Healthcare Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000021778 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000021778 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.20%
C000021778 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000021778 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000021782 [Member] | Baa [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%	[2]
C000021782 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	91.60%	[2]
C000021782 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%	[2]
C000021782 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%	[2]
C000021782 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000021782 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	66.70%
C000021782 [Member] | Corporate Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000021782 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000021782 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.60%
C000021782 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000021782 [Member] | Municipal Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000021783 [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000021783 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000021783 [Member] | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000021783 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000021783 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000021783 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000021783 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000021783 [Member] | Oil and Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000021783 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000021783 [Member] | Commercial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000021783 [Member] | Healthcare Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000021783 [Member] | Media [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000021783 [Member] | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000021783 [Member] | REITS [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000021783 [Member] | Healthcare Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000021783 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.50%
C000021783 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000021783 [Member] | Unaffiliated Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000021785 [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000021785 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000021785 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000021785 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000021785 [Member] | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000021785 [Member] | Aerospace Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000021785 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000021785 [Member] | Oil and Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000021785 [Member] | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000021785 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000021785 [Member] | Short Term Investments Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000021785 [Member] | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000021785 [Member] | Media [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000021785 [Member] | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000021785 [Member] | Healthcare Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000021785 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.30%
C000021785 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000021785 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
C000021786 [Member] | Baa [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%	[3]
C000021786 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	71.80%	[3]
C000021786 [Member] | Ba [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%	[3]
C000021786 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%	[3]
C000021786 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%	[3]
C000021786 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%	[3]
C000021786 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	17.10%	[3]
C000021786 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000021786 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	55.20%
C000021786 [Member] | Corporate Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000021786 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000021786 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000021786 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.30%)
C000021786 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.00%
C000021786 [Member] | Municipal Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000022843 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000022843 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000022843 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000022843 [Member] | Aerospace Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000022843 [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000022843 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000022843 [Member] | Oil and Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000022843 [Member] | Food [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000022843 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000022843 [Member] | Electrical Components And Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000022843 [Member] | Media [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000022843 [Member] | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000022843 [Member] | Electronics [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000022843 [Member] | REITS [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000022843 [Member] | Healthcare Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000022843 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000022843 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.10%
C000022843 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000022844 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000022844 [Member] | Other assets less liabilities Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
C000022844 [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000022844 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000022844 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000022844 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000022844 [Member] | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000022844 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000022844 [Member] | Oil and Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000022844 [Member] | Food [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000022844 [Member] | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000022844 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000022844 [Member] | Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000022844 [Member] | Short Term Investments Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000022844 [Member] | Commercial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000022844 [Member] | Distribution Wholesale [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000022844 [Member] | Beverages [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000022844 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	22.10%
C000022844 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000022844 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000022844 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000022844 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000022844 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000022844 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000022844 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000022844 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	21.10%
C000022844 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000022844 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000022844 [Member] | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000022844 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.20%
C000022844 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000022844 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
C000022844 [Member] | Unaffiliated Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000022845 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000022845 [Member] | Other assets less liabilities Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000022845 [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000022845 [Member] | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000022845 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000022845 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000022845 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000022845 [Member] | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000022845 [Member] | Oil and Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000022845 [Member] | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000022845 [Member] | Auto Manufacturers [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000022845 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000022845 [Member] | Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000022845 [Member] | Short Term Investments Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000022845 [Member] | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000022845 [Member] | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000022845 [Member] | Beverages [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000022845 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000022845 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000022845 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000022845 [Member] | CAYMAN ISLANDS
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000022845 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000022845 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000022845 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000022845 [Member] | SAUDI ARABIA
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000022845 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000022845 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000022845 [Member] | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000022845 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.20%
C000022845 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000022845 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000022846 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000022846 [Member] | Other assets less liabilities Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.50%)
C000022846 [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000022846 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000022846 [Member] | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000022846 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000022846 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000022846 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000022846 [Member] | Collateralized Mortgage Obligations Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000022846 [Member] | Oil and Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000022846 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000022846 [Member] | Short Term Investments Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000022846 [Member] | Commercial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000022846 [Member] | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000022846 [Member] | Foreign Government Obligations Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000022846 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000022846 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	58.80%
C000022846 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000022846 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000022846 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000022846 [Member] | CAYMAN ISLANDS
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000022846 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000022846 [Member] | Other Asset Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000022846 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	61.00%
C000022846 [Member] | Corporate Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000022846 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000022846 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000022846 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000022846 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.50%)
C000022846 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000022846 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000022846 [Member] | Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000022846 [Member] | Convertible Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000022849 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000022849 [Member] | Building Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000022849 [Member] | Oil and Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000022849 [Member] | Food [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000022849 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000022849 [Member] | Short Term Investments Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000022849 [Member] | Commercial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000022849 [Member] | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000022849 [Member] | Machinery Diversified [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000022849 [Member] | Healthcare Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000022849 [Member] | Household Products Wares [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000022849 [Member] | REITS [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000022849 [Member] | Metal Fabricate Hardware [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000022849 [Member] | Container and Packaging Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000022849 [Member] | Hand Machine Tools [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000022849 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.80%
C000022849 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000022849 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
C000022851 [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000022851 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000022851 [Member] | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.90%
C000022851 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000022851 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000022851 [Member] | Aerospace Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000022851 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000022851 [Member] | Auto Manufacturers [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000022851 [Member] | Commercial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000022851 [Member] | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000022851 [Member] | Distribution Wholesale [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000022851 [Member] | Healthcare Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000022851 [Member] | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000022851 [Member] | Machinery Construction And Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000022851 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.30%
C000022851 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000022851 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000022851 [Member] | Unaffiliated Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000022851 [Member] | Private Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000022851 [Member] | Convertible Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000059956 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000059956 [Member] | Other assets less liabilities Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000059956 [Member] | Short Term Investments Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000059956 [Member] | Engineering And Construction [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000059956 [Member] | Healthcare Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000059956 [Member] | Diversified REITS [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000059956 [Member] | Warehouse Industrial REITS [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000059956 [Member] | Apartment REITS [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000059956 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000059956 [Member] | Health Care REITS [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000059956 [Member] | Shopping Centers REITS [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000059956 [Member] | Storage REITS [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000059956 [Member] | Office Property REITS [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000059956 [Member] | Manufactured Homes REITS [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000059956 [Member] | Regional Malls REITS [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000059956 [Member] | Hotel REITS [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000059956 [Member] | Single Tenant REITS [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000059956 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000059956 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000059956 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000059956 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	67.10%
C000059956 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000059956 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000059956 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000059956 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.60%
C000059956 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000059956 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000121199 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000121199 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000121199 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.70%)
C000121199 [Member] | Domestic Equity Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	55.00%
C000121199 [Member] | Domestic Fixed Income Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000121199 [Member] | International Equity Investment Companies [Member]
Holdings [Line Items]
Percent of Total Investments	8.40%
C000121199 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000121199 [Member] | International Fixed Income Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000222575 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000222575 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)
C000222575 [Member] | Domestic Equity Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	62.00%
C000222575 [Member] | Domestic Fixed Income Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000222575 [Member] | International Equity Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000222576 [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000222576 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000222576 [Member] | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000222576 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000222576 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000222576 [Member] | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000222576 [Member] | Repurchase Agreements Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000222576 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000222576 [Member] | Oil and Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000222576 [Member] | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000222576 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000222576 [Member] | Commercial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000222576 [Member] | Healthcare Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000222576 [Member] | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000222576 [Member] | REITS [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000222576 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000222576 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.20%
C000222576 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000222576 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000222577 [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000222577 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000222577 [Member] | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000222577 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000222577 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000222577 [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000222577 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000222577 [Member] | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000222577 [Member] | Auto Manufacturers [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000222577 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000222577 [Member] | Short Term Investments Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000222577 [Member] | Commercial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000222577 [Member] | Apparel [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000222577 [Member] | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000222577 [Member] | Miscellaneous Manufacturing [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000222577 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.40%
C000222577 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000222577 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)
C000222578 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000222578 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)
C000222578 [Member] | Domestic Equity Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.00%
C000222578 [Member] | Domestic Fixed Income Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	58.00%
C000222578 [Member] | International Equity Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000222579 [Member] | Baa [Member]
Holdings [Line Items]
Percent of Total Investments	18.90%	[4]
C000222579 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	61.30%	[4]
C000222579 [Member] | Ba [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%	[4]
C000222579 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	10.70%	[4]
C000222579 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%	[4]
C000222579 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%	[4]
C000222579 [Member] | Caa [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[4]
C000222579 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%	[4]
C000222579 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000222579 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000222579 [Member] | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000222579 [Member] | Collateralized Mortgage Obligations Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000222579 [Member] | US Government Corporations and Agencies Securities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	55.00%
C000222579 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000222579 [Member] | Oil and Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000222579 [Member] | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000222579 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000222579 [Member] | Short Term Investments Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000222579 [Member] | Healthcare Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000222579 [Member] | Foreign Government Obligations Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000222579 [Member] | Pipelines [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000222579 [Member] | Other Asset Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000222579 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	55.00%
C000222579 [Member] | Corporate Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.90%
C000222579 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000222579 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000222579 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000222579 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000222579 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000222579 [Member] | Auto Loan Receivables [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000222580 [Member] | Baa [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%	[5]
C000222580 [Member] | Moody's, Ca Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%	[5]
C000222580 [Member] | Ba [Member]
Holdings [Line Items]
Percent of Total Investments	31.30%	[5]
C000222580 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	48.30%	[5]
C000222580 [Member] | Caa [Member]
Holdings [Line Items]
Percent of Total Investments	15.00%	[5]
C000222580 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%	[5]
C000222580 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000222580 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000222580 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000222580 [Member] | Oil and Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000222580 [Member] | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000222580 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000222580 [Member] | Short Term Investments Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000222580 [Member] | Commercial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000222580 [Member] | Media [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000222580 [Member] | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000222580 [Member] | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000222580 [Member] | Container and Packaging Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000222580 [Member] | Pipelines [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000222580 [Member] | Home Builders [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000222580 [Member] | Leisure Time [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000222580 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000222580 [Member] | Corporate Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	91.70%
C000222580 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000222580 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(8.50%)
C000222580 [Member] | Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000222580 [Member] | Convertible Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000222581 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000222581 [Member] | Other assets less liabilities Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.40%)
C000222581 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000222581 [Member] | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000222581 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000222581 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000222581 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000222581 [Member] | Food [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000222581 [Member] | Short Term Investments Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000222581 [Member] | Commercial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000222581 [Member] | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000222581 [Member] | Distribution Wholesale [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000222581 [Member] | Machinery Diversified [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000222581 [Member] | Healthcare Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000222581 [Member] | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000222581 [Member] | Electronics [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000222581 [Member] | Miscellaneous Manufacturing [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000222581 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000222581 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000222581 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000222581 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000222581 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000222581 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000222581 [Member] | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000222581 [Member] | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000222581 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000222581 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	28.80%
C000222581 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000222581 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000222581 [Member] | ISRAEL
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000222581 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000222581 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.40%
C000222581 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000222581 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.40%)
C000222581 [Member] | Unaffiliated Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000222582 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000222582 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000222582 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000222582 [Member] | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000222582 [Member] | Building Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000222582 [Member] | Aerospace Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000222582 [Member] | Oil and Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000222582 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000222582 [Member] | Commercial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000222582 [Member] | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000222582 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000222582 [Member] | Machinery Diversified [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000222582 [Member] | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000222582 [Member] | Electronics [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000222582 [Member] | REITS [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000222582 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000222582 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.20%
C000222582 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000222582 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000222583 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000222583 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)
C000222583 [Member] | Domestic Equity Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.00%
C000222583 [Member] | Domestic Fixed Income Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.00%
C000222583 [Member] | International Equity Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000222584 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000222584 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000222584 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000222584 [Member] | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000222584 [Member] | Building Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000222584 [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000222584 [Member] | Oil and Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000222584 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000222584 [Member] | Commercial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000222584 [Member] | Distribution Wholesale [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000222584 [Member] | Electronics [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000222584 [Member] | REITS [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000222584 [Member] | Engineering And Construction [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000222584 [Member] | Home Builders [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000222584 [Member] | Savings And Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000222584 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000222584 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.00%
C000222584 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000222584 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000224903 [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000224903 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000224903 [Member] | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000224903 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000224903 [Member] | Building Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000224903 [Member] | Aerospace Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000224903 [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000224903 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000224903 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000224903 [Member] | Commercial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000224903 [Member] | Distribution Wholesale [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000224903 [Member] | Healthcare Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000224903 [Member] | Engineering And Construction [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000224903 [Member] | Healthcare Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000224903 [Member] | Environmental Control [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000224903 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.90%
C000224903 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000224903 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000224903 [Member] | Convertible Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%

[1]	Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.
[2]	Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.
[3]	Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.
[4]	Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.
[5]	Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.